ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.4%
	APPAREL & TEXTILE PRODUCTS - 1.3%
1,225	NIKE, Inc., Class B	$ 152,758

	ASSET MANAGEMENT - 2.1%
628	Ameriprise Financial, Inc.	166,728
141	BlackRock, Inc.	88,080
		254,808
	BANKING - 1.5%
1,562	JPMorgan Chase & Company	186,440

	BEVERAGES - 2.4%
1,686	PepsiCo, Inc.	289,503

	BIOTECH & PHARMA - 6.8%
742	Amgen, Inc.	173,027
2,117	Bristol-Myers Squibb Company	159,347
503	Eli Lilly & Company	146,941
1,467	Johnson & Johnson	264,735
1,456	Pfizer, Inc.	71,446
		815,496
	CHEMICALS - 1.7%
1,361	Celanese Corporation	199,985

	COMMERCIAL SUPPORT SERVICES - 2.9%
403	Cintas Corporation	160,096
1,390	Republic Services, Inc.	186,635
		346,731
	DIVERSIFIED INDUSTRIALS - 1.6%
1,011	Honeywell International, Inc.	195,639

	ELECTRIC UTILITIES - 4.5%
3,010	American Electric Power Company, Inc.	298,322
1,817	NextEra Energy, Inc.	129,043
1,547	Southern Company (The)	113,534
		540,899
ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	ELECTRICAL EQUIPMENT - 0.7%
322	Rockwell Automation, Inc.	$ 81,360

	FOOD - 2.2%
1,188	Hershey Company (The)	268,215

	HEALTH CARE FACILITIES & SERVICES - 7.7%
2,402	CVS Health Corporation	230,904
570	Laboratory Corp of America Holdings(a)	136,960
424	Molina Healthcare, Inc.(a)	132,903
837	UnitedHealth Group, Inc.	425,656
		926,423
	HOUSEHOLD PRODUCTS - 4.8%
1,833	Colgate-Palmolive Company	141,233
2,694	Procter & Gamble Company (The)	432,521
		573,754
	INDUSTRIAL REIT - 0.7%
497	Prologis, Inc.	79,664

	INFRASTRUCTURE REIT - 1.3%
826	Crown Castle International Corporation	152,983

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
1,240	State Street Corporation	83,043

	INSURANCE - 5.2%
2,689	Hartford Financial Services Group, Inc. (The)	188,042
1,518	Marsh & McLennan Companies, Inc.	245,461
2,909	MetLife, Inc.	191,063
		624,566
	INTERNET MEDIA & SERVICES - 3.1%
161	Alphabet, Inc., Class A(a)	367,433

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	LEISURE FACILITIES & SERVICES - 1.1%
555	McDonald's Corporation	$ 138,284

	MACHINERY - 3.0%
1,125	Caterpillar, Inc.	236,857
343	Deere & Company	129,500
		366,357
	MEDICAL EQUIPMENT & DEVICES - 6.1%
1,258	Baxter International, Inc.	89,393
873	Danaher Corporation	219,237
1,318	Edwards Lifesciences Corporation(a)	139,418
505	Stryker Corporation	121,836
303	Thermo Fisher Scientific, Inc.	167,535
		737,419
	RESIDENTIAL REIT - 1.4%
888	Mid-America Apartment Communities, Inc.	174,652

	RETAIL - CONSUMER STAPLES - 2.1%
1,670	Walmart, Inc.	255,493

	RETAIL - DISCRETIONARY - 2.6%
1,046	Home Depot, Inc. (The)	314,218

	SEMICONDUCTORS - 3.9%
1,660	Applied Materials, Inc.	183,181
987	QUALCOMM, Inc.	137,874
888	Texas Instruments, Inc.	151,182
		472,237
	SOFTWARE - 9.9%
303	ANSYS, Inc.(a)	83,534
749	Cadence Design Systems, Inc.(a)	112,987
321	Intuit, Inc.	134,419
2,358	Microsoft Corporation	654,391
747	Synopsys, Inc.(a)	214,232
		1,199,563
ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	SPECIALTY FINANCE - 2.2%
1,516	American Express Company	$ 264,860

	TECHNOLOGY HARDWARE - 7.9%
4,774	Apple, Inc.	752,621
2,463	Cisco Systems, Inc.	120,638
2,129	HP, Inc.	77,985
		951,244
	TECHNOLOGY SERVICES - 3.2%
790	Accenture PLC, Class A	237,284
485	Moody's Corporation	153,493
		390,777
	TELECOMMUNICATIONS - 1.2%
3,188	Verizon Communications, Inc.	147,604

	TRANSPORTATION & LOGISTICS - 1.3%
796	FedEx Corporation	158,197

	WHOLESALE - CONSUMER STAPLES - 1.3%
1,774	Sysco Corporation	151,642

	TOTAL COMMON STOCKS (Cost $12,654,928)	11,862,247

	TOTAL INVESTMENTS - 98.4% (Cost $12,654,928)	$ 11,862,247
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%	191,851
	NET ASSETS - 100.0%	$ 12,054,098

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.